INVESTMENT PROPERTIES - Valuation of Investment Properties (Details) - Commercial properties	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Core Office | Discounted cash flow | United States
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	6.90%	7.00%
Terminal capitalization rate (percent)	5.60%	5.80%
Investment horizon (yrs.)	12 years	13 years
Core Office | Discounted cash flow | Canada
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	6.00%	6.10%
Terminal capitalization rate (percent)	5.40%	5.50%
Investment horizon (yrs.)	10 years	10 years
Core Office | Discounted cash flow | Australia
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	7.00%	7.00%
Terminal capitalization rate (percent)	6.20%	6.10%
Investment horizon (yrs.)	10 years	10 years
Core Office | Discounted cash flow | Brazil
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	9.60%	9.70%
Terminal capitalization rate (percent)	7.70%	7.60%
Investment horizon (yrs.)	6 years	7 years
Core Retail | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	7.10%	0.00%
Terminal capitalization rate (percent)	6.00%	0.00%
Investment horizon (yrs.)	12 years
LP Investments - Office | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	10.20%	10.20%
Terminal capitalization rate (percent)	7.00%	7.50%
Investment horizon (yrs.)	6 years	7 years
LP Investments Retail | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	8.90%	9.00%
Terminal capitalization rate (percent)	7.80%	8.00%
Investment horizon (yrs.)	9 years	10 years
Logistics | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	9.30%	6.80%
Terminal capitalization rate (percent)	8.30%	6.20%
Investment horizon (yrs.)	10 years	10 years
Mixed-use | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	7.80%	8.40%
Terminal capitalization rate (percent)	5.40%	5.30%
Investment horizon (yrs.)	10 years	10 years
Multifamily | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	4.80%	4.80%
Triple Net Lease | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	6.30%	6.40%
Self-storage | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	5.70%	5.80%
Student Housing | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	5.60%	5.80%
Manufactured Housing | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	5.40%	5.80%